SUBMISSION
TYPE     24F-2NT
DOCUMENT-COUNT     1
SROS     NYSE
NOTIFY-INTERNET   jeong@pimco.com
FILER
CIK     0000867297
CCC     tom4md$3
FILE-NUMBER     33-36528
FILER
PERIOD     06/30/2003
SHARES
"SALE-PROCEEDS    $6,125,413,128
SHARES
DOCUMENT
TYPE     24F-2NT
TEXT
APPENDIX I
SEC 2393 (9-97)



                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                        Washington D.C. 20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.   Name and address of issuer:

     PIMCO Funds:  Multi-Manager Series
"     840 Newport Center Drive"
"     Newport Beach, CA  92660"



2. The name of each series or class of securities for which this Form is filed:

" Institutional, Adminstrative, Class A, Class B, Class C, Class D" and Class R shares of the following funds:

"     PEA Growth Fund, PEA Growth & Income Fund, PEA Renaissance Fund,
      PEA Value Fund, CCM Capital Appreciation Fund, CCM Mid-Cap Fund,
      NFJ Equity Income Fund, NFJ Small-Cap Value Fund, RCM Large-Cap Growth Fund, RCM Mid-Cap Fund, NACM Global Fund, NACM International Fund.

" Institutional, Adminstrative, Class A, Class B, Class C and Class D" shares of the following funds:

      PEA Innovation Fund, PEA Target Fund, PPA Tax-Efficient Equity Fund, RCM International Growth Equity Fund, NACM Growth Fund, NACM Core Equity Fund, NACM Value Fund, NACM Flex-Cap Value Fund.

" Institutional, Adminstrative, Class A, Class B and Class C shares of the following funds:

      PEA Opportunity Fund and Asset Allocation Fund.

" Institutional, Class A , Class B, Class C and Class D" shares of the following funds:

      NFJ Basic Value Fund, RCM Emerging Markets Fund, RCM Europe Fund,
      RCM Global Small-Cap Fund, RCM Global Technology Fund, RCM Tax-Managed Growth Fund, NACM Pacific Rim Fund.

"    Class A , Class B, Class C and Class D shares of the following funds:

      RCM Biotechnology Fund and RCM Global Healthcare Fund.


"    Institutional and Adminstrative shares of the following funds:

      CCM Emerging Companies Fund

"    Institutional and Class A shares of the following funds:

      OPCAP Balanced Value Fund, OPCAP International Value Fund, OPCAP Large-Cap Value Fund.

"    Institutional shares of the following funds:

      CCM Focused Growth Fund, NFJ Large-Cap Value Fund, NFJ International Value Fund, PPA Tax-Efficient Structured Emerging Markets Fund, RCM Small-Cap Fund, OPCAP Mid-Cap Value Fund, OPCAP Disciplined Value Fund, OPCAP Small-Cap Value Fund, OPCAP Core Equity Fund.


3.    Investment Company Act File Number: 811-6161

      Securities Act File Number: 33-36528

4(a).  Last day of fiscal year for which this Form is filed:

"       June 30, 2003"

4(b).  Check box if this Form is being filed late (i.e.
       more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

" Note: PIMCO Select Growth Fund, PIMCO Global Innovation Fund, PIMCO Select Value Fund, RCM Global Equity Fund each ceased
" operations during the fiscal year ended June 30, 2003. This is the last Form 24F-2 Notice that will be filed on behalf of those former series of the Trust.

5.   Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):
"              $6,125,413,128 "

    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:
"             ($6,452,741,164)"

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
"         earlier than October 11, 1995 that were not"
         previously used to reduce registration fees payable
         to the Commission:
		$0


   (iv) Total available redemption credits [add Items 5(ii)
"        and 5(iii)]:
               ($6,452,741,164)"

   (v)  Net Sales - if Item 5(i) is greater than Item 5 (iv)
        [subtract Item 5(iv) from Item 5(i)]:
"              ($327,328,036) "


   (vi) Redemption credits available for use in future years
		$0
        ---If Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:

 		($327,328,036)

  (vii) Multiplier for determining registration fee (See
        Instruction C.9):
                                                              x    .0000809

 (viii) Registration fee due [multiply Item 5(v) by Item
"        5(vii)]  (enter ""0"" If no fee is due):"
"
		 $0	 "

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2] then report the amount of securities (number or shares or other units) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):

                 $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

"		 $0        "

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:            Wire Transfer - 9/24/2003




                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ John P. Hardaway
John P. Hardaway  Treasurer
Date 09/24/2003

          *Please print the name and title of the signing officer below the signature.